Finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Finance expense [Abstract]
Interest expense on borrowings	$ 0	$ 15,213	$ 5,343
Interest expense on hybrid financial instruments	0	0	26,748
Interest expense on lease liabilities	253	112	99
Amortization of capitalized borrowing costs	0	1,038	2,508
Loss on embedded derivatives held at fair value through profit or loss	0	0	390,743
Total finance expense	$ 253	$ 16,363	$ 425,441